Earnings Per Share (Q2) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator for basic and diluted earnings per share:
Net loss attributable to stockholders - basic	$ (36,570)	$ 65,317	$ (13,228)	$ (11,351)	$ (1,600)	$ (30,072)	$ (8,232)	$ (1,193)	$ 1,106	$ (41,765)	$ (12,951)	$ 39,138	$ (38,391)	$ 8,932
Net loss attributable to convertible OP units	(5,643)			(2,756)						(6,426)	(3,090)	(8,136)	3,470	(111)
Net loss - diluted	$ (42,213)			$ (14,107)						$ (48,191)	$ (16,041)	$ 47,274	$ (41,861)	$ 9,043
Denominator:
Weighted-average shares - basic	283,010			184,450						282,148	185,171	196,602	183,784	183,876
OP units	43,288			44,453						43,640	44,453
Adjusted weighted-average shares - diluted	326,298			228,903						325,788	229,624	241,367	196,497	186,665
Earnings per common share:
Net income (loss) per share - basic and diluted	$ (0.13)	$ 0.34	$ (0.07)	$ (0.06)	$ (0.01)	$ (0.17)	$ (0.04)	$ (0.01)	$ 0.01	$ (0.15)	$ (0.07)	$ 0.20	$ (0.21)	$ 0.05
Share-based Payment Arrangement
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	2,500			1,000						2,500	1,000